Liability Related to the Sale of Future Revenue (Details Narrative) $ / shares in Units, £ in Thousands, $ in Thousands							1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($) shares	Sep. 26, 2023 shares	Feb. 11, 2022 USD ($) shares	Feb. 11, 2022 GBP (£) shares	Oct. 20, 2020 USD ($) shares	Oct. 20, 2020 GBP (£) shares	Apr. 30, 2023 USD ($) $ / shares	Apr. 30, 2023 GBP (£)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)
Number of shares issuance, value													$ 19,779
Loss													150
Other income (expense), net									$ (2,126)	$ (791)	$ (2,613)	$ (948)	$ 4,923	(1,727)
Vela Option Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares	1,015,760												1,015,760
Deferred revenue	$ 2,800
Other income (expense), net													$ 2,800
Common Stock [Member]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares									74,544		74,544		2,000,000
Number of shares issuance, value
Vela Agreement [Member]
[custom:PercentageOfFutureRevenueEarned]					8.00%	8.00%
Asset Acquisition, Consideration Transferred					$ 2,900	£ 2,350
Payments to Acquire Productive Assets					$ 1,600	£ 1,250
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares					1,100,000,000	1,100,000,000									1,100,000,000
Number of shares issuance, value					$ 1,300										$ 1,200
Loss															$ 100
Vela Agreement [Member] | Vela Technologies PLC [Member]
Payments to Acquire Productive Assets																$ 1,600	£ 1,250
Vela Option Agreement [Member]
[custom:RoyaltyPercentage]							8.00%	8.00%
[custom:NonRefundableOptionFee]							$ 500	£ 400
[custom:OptionAgreementDescription]							The option was exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that was six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term	The option was exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that was six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term
Vela Option Agreement [Member] | Minimum [Member]
Sale of Stock, Price Per Share | $ / shares							$ 5
Vela Option Agreement [Member] | Maximum [Member]
Sale of Stock, Price Per Share | $ / shares							$ 15
Vela Option Agreement [Member] | Common Stock [Member]
Total consideration payable							$ 5,080												£ 4,000
Cizzle Plc Agreement [Member]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares			25.0	25.0
Deferred revenue														$ 1,400				$ 1,500
Business Combination, Consideration Transferred			$ 1,600	£ 1,200
Shares, Issued | shares			22,000,000.0	22,000,000.0										22,000,000.0
[custom:OptionFee-0]																				$ 100	£ 100
Other income expenses													$ 1,500
Cizzle Plc Agreement [Member] | Common Stock [Member]
Covid asset in exchange for common stock | shares		395,460